Document and Entity Information Document	Jul. 30, 2025
Document Information [Line Items]
Document Type	8-K
Document Creation Date	Jul. 30, 2025
Document Period End Date	Jul. 30, 2025
Amendment Flag	false
Entity Registrant Name	Energy Fuels Inc.
Entity Address, Address Line One	225 Union Blvd., Suite 600
Entity Address, City or Town	Lakewood
Entity Address, State or Province	CO
Entity Address, Country	US
Entity Address, Postal Zip Code	80228
Entity Incorporation, State Country Name	A6
City Area Code	303
Local Phone Number	974-2140
Entity File Number	001-36204
Entity Central Index Key	0001385849
Entity Emerging Growth Company	false
Entity Tax Identification Number	98-1067994
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common shares, no par value
Trading Symbol	UUUU
Security Exchange Name	NYSEAMER